As with all mutual funds, the Securities and Exchange Commission has not judged whether the funds of the John Hancock Variable Series Trust I are good investments or whether the information in this prospectus is adequate and accurate. Anyone who tells you otherwise is committing a federal crime.

JOHN HANCOCK
VARIABLE SERIES TRUST I

PROSPECTUS

May 1, 2001

Large/Mid Cap Value Fund
                 Managed by John Hancock Life Insurance Company
                               John Hancock Place
                                Boston, MA 02117

Contents

--------------------------------------------------------------------------------
John Hancock Variable Series Trust I ("Trust")

A summary of goals, strategies and risks.

Policies and instructions for opening, maintaining and closing an account in the fund


Further information on the fund
Further information on the Trust
Additional subadviser information

Overview                                    1

Your Investment Choice                      2
Large/Mid Cap Value Fund                    4
Your Account                                6
Investments in shares of the fund           6
Share price                                 6
Valuation                                   6
Conflicts                                   6
Fund's Expenses                             7
Dividends and Taxes                         7
Dividends                                   7
Taxes                                       7
Trust Business Structure                    8

Appendix A
For more information               back cover

Overview

--------------------------------------------------------------------------------
FUND INFORMATION KEY
Concise fund description begins on page 6. The description provides the follow-ing information:

Goal and Strategy The fund's particular investment goals and the principal strategies it intends to use in pursuing those goals.

Subadviser/Manager The firm and individual(s) providing investment management services to the fund.

Past Performance The fund's total return, measured year-by-year and over time.

Main Risks The significant risk factors associated with the fund. The risks are categorized as "Primary" or "Secondary". The Primary Risks are considered major factors in the fund's performance and are described first. The Secondary Risks are not considered major factors in the fund's performance because the fund would not normally commit a large portion of its assets to the investments involved. However, the Secondary Risks are of such a nature that they could significantly affect the fund's performance, even if the investments are held in relatively small amounts.

Financial Highlights The fund's operating performance per share, measured year-by-year.
THE FUNDS
The Trust offers investment choices, or funds, for the variable annuity and variable life insurance contracts ("variable contracts") of:

 . John Hancock Life Insurance Company ("John Hancock"),

 . John Hancock Variable Life Insurance Company ("JHVLICO"), and

 . certain other insurance companies that may or may not be affiliated with John
  Hancock.

In some variable contract forms, the Trust may be referred to by some other term (such as the "Fund" or "Series Fund") and the investment choices may also be referred to by some other term (such as "Portfolios" or "Series").

RISKS OF FUNDS
The fund, like all mutual funds, is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. You could lose money by investing in this fund. So, be sure to read all risk disclosure carefully before investing.

MANAGEMENT
John Hancock is the investment adviser of each fund of the Trust. John Hancock is a Massachusetts stock life insurance company. On February 1, 2000, John Han-cock changed its form of organization and its name. Prior to that date, it was John Hancock Mutual Life Insurance Company, a mutual life insurance company that was chartered in 1862. At the end of 2000, John Hancock and its affiliates managed approximately $125 billion in assets, of which it owned approximately $79 billion. All of the funds of the Trust have subadvisers.

                                                                               1

Your Investment Choice

--------------------------------------------------------------------------------
The Trust offers a number of investment choices, or funds, to suit a variety of objectives under variable contracts. This prospectus describes 1 additional fund available under your variable contract. The fund has its own strategy and its own risk/reward profile and can be broadly categorized as an equity fund. Within this broad category, the fund can be further categorized as follows:

EQUITY FUNDS
Equity funds can be categorized in two ways--by capitalization and by invest-ment style.

Capitalization            Equity funds can be categorized by market capital-
                          ization, which is defined as the market value of all shares of a company's stock. The following defini-tions for large, and mid cap are based upon statis-tics at year-end 2000, but are adjusted periodically with broad equity market movements as represented by the Russell 3000(R) Index/1/ or other widely-recog-nized source of market capitalization data. Adjust-ments are typically made on a quarterly basis, but in extraordinary circumstances may be made as fre-quently as monthly. In volatile market environments, a fund's market cap exposure may be allowed to shift temporarily outside of the normal range in order to avoid unnecessary transaction costs.

                          Large Cap Funds:
                          These funds invest primarily in large, well-estab-lished companies that typically are very actively traded and provide more stable investment returns over time. Large cap companies represent the 300 largest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization greater than $7.8 billion as of the end of 2000. Large cap funds are appropriate for investors who want the least volatile investment returns within the overall equity markets.

                          Mid Cap Funds:
                          These funds invest primarily in medium-sized, less established companies that are less actively traded and provide more share price volatility over time than large cap stocks. Mid cap companies represent the 250th to 1000th largest stocks in the Russell 3000(R) Index. Each of those companies has a market capitalization between $1.4 billion and $10 billion as of the end of 2000. Mid cap funds are appropriate for investors who are willing to accept more vola-tile investment returns within the overall equity markets with the potential reward of higher long-term returns.

                          Large/Mid Cap Funds:
 . Large/Mid Cap           The fund invests primarily in large cap and mid cap
  Value Fund              companies. The capitalization of this fund can shift
                          over time from primarily large cap to primarily mid cap or vice versa depending on where the manager identifies investment opportunities. This fund is generally more volatile than pure large cap funds, but generally less volatile than pure mid cap funds.

Investment Style

                          Value Fund:
 . Large/Mid Cap           Value funds invest in companies that are attrac-
  Value Fund              tively priced, considering their asset and earnings
                          history. These stocks typically pay above average
                          dividends and have low stock prices relative to mea-
                          sures of earnings and book value. Value funds are
                          appropriate for investors who want some dividend
                          income and the potential for capital gains, but are
                          less tolerant of share-price fluctuations.
------
/1/The Russell 3000(R) Index is a broad market index and is representative of the U.S. stock markets with a total capitalization of $12.8 trillion at the end of 2000. The Russell 3000(R) Index is a service mark of Frank Russell Company, which does not sponsor and is not in any way affiliated with the Trust. Inclusion of a security in the index in no way implies an opinion on the part of Frank Russell Company as to its attractiveness or appropriateness as an investment.

2


                                --------------

In the following pages, any fund investment strategy that is stated as a per-centage of the fund's assets applies at all times, not just at the time the fund buys or sells an investment security. However, when markets are unusually volatile or when the fund experiences unusually large cash flows, the fund may be allowed to temporarily deviate from its normal strategy to avoid unnecessary transaction costs. The trustees of the Trust can change the investment goals and strategy of the fund without shareholder (i.e., contractowner) approval.

The financial highlights table on page 5 details the historical performance of the fund, including total return information showing the increase or decrease of an investment in the fund each year (assuming reinvestment of all dividends and distributions). The "total investment return" shown for the fund does not reflect the expenses and charges of the applicable separate accounts and vari-able contracts. Those expenses and charges vary considerably from contract to contract and are described in the variable contract prospectus to which this prospectus is attached. If the earliest period shown in the financial high-lights table is less than a full calendar year, the two "Ratios" shown for that period have been annualized (i.e., projected as if the fund had been in effect for a full year). However, the "total investment return" and "turnover rate" for that period have not been annualized.

The fund may participate in initial public offerings (IPOs). Under certain mar-ket conditions, such participation could significantly improve the fund's total investment return. There is no assurance that such market conditions will con-tinue and provide the same favorable impact on future investment returns.

If the total investment return for the fund for any given year appears unusu-ally high, the return may be attributable to unusually favorable market condi-tions which will probably not be sustainable. For instance, a high total investment return may reflect participation in IPOs, "hot" industries (e.g., internet-related companies), private placements and/or leveraging investment techniques during the period indicated. There is no assurance that any of those methods, or any other investment technique, will continue to have the same impact on the fund's total investment returns.

In this prospectus, the term "stock" is used as a shorthand reference for equity investments generally and the term "bond" is used as a shorthand refer-ence for debt obligations generally.

                                                                               3

Large/Mid Cap Value Fund
GOAL AND STRATEGY

This is a large/mid cap stock fund with a value emphasis that seeks long-term capital appreciation.

The Fund invests primarily in a diversified mix of common stocks of large- and mid-sized U.S. companies that are believed to offer favorable prospects for increasing dividends and growth in capital.

The manager employs a value approach in selecting stocks, using proprietary equity research to identify stocks having distinct value characteristics based on industry- specific valuation criteria.

The manager screens the investable universe for:

 . stocks in the Russell 1000(R) Value Index, or

 . stocks with dividend yields greater than the Russell 1000(R) Index, or

 . stocks with price/book ratios lower than the Russell 1000(R) Index.

The Fund's assets are allocated to industry-specific sub-portfolios that are managed by each industry analyst. The manager oversees the Fund to maintain capitalization and sector weights similar to the Russell 1000(R) Value Index.

The Fund normally invests in 90 to 130 stocks, with at least 65% (usually high-er) of its assets in large and mid cap companies. The Fund normally has 10% or less (usually lower) of its assets in cash and cash equivalents. The Fund may invest in initial public offerings (IPOs).

The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, the Fund may invest in stock index futures to manage cash flow.

In abnormal market conditions, the Fund may take temporary defensive measures-- such as holding unusually large amounts of cash and cash equivalents--that are inconsistent with the Fund's primary investment strategy. In taking those mea-sures, the Fund may not achieve its investment goal.
--------------------------------------------------------------------------------

SUBADVISER

Wellington Management Company, LLP
75 State Street
Boston, Massachusetts 02109

Managing, with predecessors, since 1928
Managing Fund since August, 1999
Managed approximately $274 billion
in assets at the end of 2000

FUND MANAGERS
Management by Global Research Team overseen by:

Doris Dwyer Chu
-----------------
Vice President of subadviser
Joined subadviser in 1998
Partner and portfolio manager at Grantham, Mayo, Van Otterloo & Co. (1985-1998)

Laurie A. Gabriel
-----------------
Managing Partner of subadviser
Joined subadviser in 1976
PAST PERFORMANCE

The graph will show how the fund's total return varies from year to year, while the table will show performance over time (along with a broad-based market index for reference). This information may help provide an indication of the fund's risks and potential rewards. All figures assume dividend reinvestment. Past performance does not indicate future results. The performance figures below do not reflect the deduction of fees and charges payable under the vari-able contracts. Such fees and charges would cause the investment returns under the contracts to be less than that shown below.

Year-by-year total returns -- calendar year

Best quarter: up 11.62%, first quarter 2000 Worst quarter: down 5.65%, fourth quarter 2000

Average annual total returns -- for periods ending 12/31/2000*

               Fund  Index
1 year        13.41% 7.01%
Life of fund  13.76% 6.59%

Index:Russell 1000(R) Value Index

* Began operations on August 31, 1999.


4

MAIN RISKS

Primary

Market Risk: The value of the securities in the Fund may go down in response to overall stock or bond market movements. Markets tend to move in cycles, with periods of rising prices and periods of falling prices. Stocks tend to go up and down in value more than bonds. If the Fund's investments are concentrated in certain sectors, the Fund's performance could be worse than the overall mar-ket.

Small /Mid Cap Stock Risk: The Fund's investment in smaller or mid-sized compa-nies may be subject to more erratic price movements than investment in large established companies.

Manager Risk: The manager and its strategy may fail to produce the intended results. The Fund could underperform its peers or lose money if the manager's investment strategy does not perform as expected.

Investment Category Risk: The returns of the Fund's specific equity investment category may lag the returns of the overall stock market. For example, the Fund's "value" approach carries the risk that in certain markets "value" stocks will underperform "growth" stocks. Also, the Fund's "large/mid cap" approach carries the risk that large/mid cap stocks will underperform small cap stocks.

Secondary

Derivatives Risk: Certain derivative instruments (such as options, futures and swaps) can produce disproportionate gains or losses. They are generally consid-ered more risky than direct investments. Also, in a down market, derivatives could become harder to value or sell at a fair price.

Initial Public Offering Risk: The Fund has the ability to invest in initial public offerings (IPOs) and a significant portion of the Fund's return may at times be attributable to its investment in IPOs. IPOs could have a substantial impact on performance, either positive or negative, particularly on a fund with a small asset base. Also, the Fund's investments in IPOs may be subject to more erratic price movements than the overall equity market.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (Selected data for each share interest outstanding throughout the period indicated)
The following financial highlights have been audited by Ernst & Young LLP.

Period ended December 31:                                     1999**     2000
Net asset value, beginning of period                          $10.00  $ 10.42
Income from investment operations:
 Net investment income (loss)                                   0.03     0.09
 Net realized and unrealized gain (loss) on investments*        0.45     1.30
 Total from investment operations                               0.48     1.39
Less distributions:
 Distributions from net investment income and capital paid in  (0.03)   (0.10)
 Distributions from net realized gain on investments sold      (0.02)   (0.08)
 Distributions in excess of income, capital paid in & gains    (0.01)   (0.06)
 Total distributions                                           (0.06)   (0.24)
Net asset value, end of period                                $10.42  $ 11.57
Total investment return                                         4.72%   13.41%
Ratios and supplemental data
Net assets, end of period (000s omitted)($)                   $6,101  $15,728
Ratio of expenses to average net assets (%)***                  1.05%    1.05%
Ratio of net investment income (loss) to average net assets
 (%)                                                            0.94%    0.97%
Turnover rate (%)                                              23.03%   86.97%

* The amount shown may not accord with the change in the aggregate gains and losses in the fund securities for the period because of the timing of pur-chases and withdrawals of shares in relation to the fluctuation in market values of the fund.
**  Fund began operations August 31, 1999.
*** Expense ratio is net of expense reimbursement. Had such reimbursement not been made the expense ratio would have been 1.42% and 1.36% for the years ended December 31, 1999 and 2000, respectively.

                                                                               5

Your Account

Investments in shares of the fund

The fund sells its shares directly to separate accounts of John Hancock, JHVLICO and other insurance companies to fund variable contracts. The fund also buys back its shares on redemption by the separate accounts.

Under the variable contracts, a separate account buys or redeems the fund's shares based on:

 . instructions by you and other contractowners to invest or receive back monies under a contract (such as making a premium payment or surrendering a con-tract), and

 . the operation of a contract (such as deduction of fees and charges).

The Trust, as law permits, may:

 . refuse a buy order if the adviser believes it would disrupt management

 . suspend the fund's offer of shares, or

 . suspend the fund's redemption obligation or postpone the fund's payment of redemption proceeds for more than seven days.

Share price

The fund sells and buys back its shares at the net asset value per share ("NAV") next computed after receipt by a separate account of a contractowner's instructions.

The fund calculates its NAV:

 . by dividing its net assets by the number of its outstanding shares,

 . once daily as of the close of regular trading on the New York Stock Exchange
  (generally at 4 p.m. New York time) on each day the Exchange is open.

Valuation

The fund values securities based on:

 . market quotations,

 . amortized cost,

 . valuations of independent pricing services, or

 . fair value determined in accordance with procedures approved by the Trust's trustees.

The fund may value securities at fair value where, for example:

 .market quotations are not readily available, or

 . the value of securities has been materially affected after the closing of a foreign market.

Conflicts

The Trust's trustees monitor for possible material irreconcilable conflicts among separate accounts buying shares of the fund. The Trust's net asset value could decrease, if the Trust had to sell investment securities to pay redemp-tion proceeds to a separate account withdrawing because of a conflict.

6

Fund's Expenses

The advisory fee paid by the fund to the adviser in 2000 was 0.95% of net assets:

The adviser pays subadvisory fees out of its own assets. The fund pays no fee to its subadviser. The adviser has agreed to limit the fund's annual expenses (excluding advisory fees and certain other expenses such as brokerage and tax-es) to not more than 0.10 percent of the fund's average daily net assets. Dividends and Taxes

Dividends

The fund automatically reinvests its dividends and distributions in additional shares of the fund at NAV.

The fund declares and pays dividends monthly.

The Fund generally declares capital gains distributions annually.

Taxes

The fund must meet investment diversification and other requirements under the Internal Revenue Code, in order to:

 . avoid federal income tax and excise tax, and

 . assure the tax-deferred treatment of variable contracts under the Code.

You should read the prospectus for your variable contract for the federal income tax consequences for contractowners, including the consequences of a fund's failure to meet Code requirements.

                                                                               7

Trust Business Structure

The diagram below shows the basic business structure of the Trust. The Trust's trustees oversee the Trust's investment and business activities and hire vari-ous service providers to carry out the Trust's operations.

                                    Variable
                                 Contractowners


                                 John Hancock,
                                JHVLICO and IPL
                               Separate Accounts


                                   The Trust
                              Trustees oversee the
                             Trust's investment and
                              business activities.

          Investment Adviser                        Custodian
          John Hancock Life                State Street Bank and Trust
          Insurance Company                          Company


         Manages the Trust's                Holds the Trust's assets,
       investment and business                  settles all Trust
             activities.                   trades and collects most of
                                                  the valuation
                                           data required for calculat-
                                                 ing the Trust's
                                                       NAV.

                                   Subadviser

                       Wellington Management Company, LLP

                        Provides management to the fund.

8

For more information


 This prospectus            Two documents are           To request a free
 should be used             available that offer        copy of the current
 only with a vari-          further information         annual/semiannual
 able contract              on John Hancock             report or the SAI,
 prospectus.                Variable Series             or to make share-
                            Trust I:                    holder inquiries,
                                                        please contact:

                            Annual/Semiannual
                            Report to shareholders

                                                        By mail:


                            Includes financial          John Hancock Variable
                            statements, a dis-          Series Trust I
                            cussion of the mar-         John Hancock Place
                            ket conditions and          Boston, MA 02117
                            investment strate-
                            gies that signifi-
                            cantly affected per-
                            formance, and the
                            auditors' report (in
                            the annual report
                            only).

                                                        By phone: 1-800-732-
                                                        5543

                                                        Or you may view or
                                                        obtain these docu-
                                                        ments from the SEC:


                            Statement of                In person: at the
                            Additional                  SEC's Public Refer-
                            Information (SAI)           ence Room in Wash-
                                                        ington, DC

                            The SAI contains
                            more detailed infor-
                            mation on all
                            aspects of the
                            funds.

                                                        By phone: 1-202-942-
                                                        8090

                                                        By mail: Office of
                                                        Public Reference Secu-
                                                        rities and Exchange
                                                        Commission

                            A current SAI has
                            been filed with the
                            Securities and              450 5th Street,
                            Exchange Commission         N.W., Room 1300
                            and is incorporated         Washington, DC
                            by reference into           20549-0102
                            (i.e., is legally a         (duplicating fee
                            part of) this pro-          required)
                            spectus.

                                                        By e-
                                                        mail: publicinfo@SEC.gov

                                                        On the
                                                        Internet: www.sec.gov

                                                        SEC File Num-
 John Hancock                                           ber: 811-4490
 Variable
 Series Trust I
 John Hancock
 Place
 Boston, Massachu-
 setts 02117
VSTPRO 12

                       Supplement dated December 14, 2001
                                       to
                         PROSPECTUSES dated May 1, 2001


This Supplement is intended to be distributed with the following prospectuses:

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "INDEPENDENCE" or "INDEPENDENCE PREFERRED" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") ("Product Prospectuses").

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "INDEPENDENCE 2000" that were issued by John Hancock or JHVLICO on or before May 1, 2001 ("IND 2000 Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the IND 2000 Prospectus.

 .    Prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I -
     Large Cap Value CORE(SM) II, Large/Mid Cap Value II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").


Supplement to Product Prospectuses and IND 2000 Prospectuses:

     Five of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

          .    Large Cap Value CORE(SM) II
          .    Large/Mid Cap Value II
          .    Mid Cap Blend
          .    Aggressive Balanced
          .    Active Bond II

     Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the next page.

     References in the Product Prospectuses and the IND 2000 Prospectuses to a discontinued variable investment options should be disregarded after its Merger Date.

 Supplement to the VST Prospectus:

     On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("Plan") to merge their Fund with the VST "Acquiring Fund" shown. Under each Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

--------------------------------------------------------------------------------
         Acquired Fund                   Acquiring Fund            Merger Date
--------------------------------------------------------------------------------
   Large Cap Value CORE(SM) II       Large Cap Value CORE(SM)       12/19/01
--------------------------------------------------------------------------------
   Large/Mid Cap Value II            Large/Mid Cap Value            12/19/01
--------------------------------------------------------------------------------
   Mid Cap Blend                     Growth & Income                12/14/01
--------------------------------------------------------------------------------
   Aggressive Balanced               Managed                        12/14/01
--------------------------------------------------------------------------------
   Active Bond II                    Active Bond                    12/14/01
--------------------------------------------------------------------------------

     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.

                       Supplement dated December 14, 2001
                                       to
                         PROSPECTUSES dated May 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "REVOLUTION VARIABLE ANNUITY" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses,

 .    John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A.
     Core Equity, V.A. Bond and V.A. Money Market Funds ("Declaration Prospectus"), and

 .    John Hancock Variable Series Trust I ("VST") prospectus dated May 1, 2001 for the Large Cap Value CORE(SM) II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").

Supplement to the Product Prospectuses:

Discontinued Variable Investment Options

     Seven of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

        .  V.A. Core Equity
        .  V.A. Bond
        .  V.A. Money Market
        . Large Cap Value CORE(SM) II (formerly, "American Leaders Large Cap Value")
        .  Mid Cap Blend
        .  Aggressive Balanced
        .  Active Bond II (formerly, "Core Bond")

     Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the following pages of this supplement.

     References in the Product Prospectuses to any of the discontinued variable investment options should be disregarded.

Additional Variable Investment Options

     If your contract was issued before May 1, 2001, your contract currently enables you to invest in three additional variable investment options:

-------------------------------------------------------------------------------------------------
Variable Investment Option                         Managed By
--------------------------------                   --------------
   V.A. Sovereign Investors ...............        John Hancock Advisers, Inc.
   Templeton International Securities .....        Templeton Investment Counsel, Inc.
   Templeton Developing Markets
     Securities ...........................        Templeton Asset Management, Ltd.
-------------------------------------------------------------------------------------------------

     If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Declaration Trust or the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares). In the Product Prospectuses, the term Series Funds includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options.

     The additional variable investment options are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 18 of the prospectus.)

     We may modify or delete any of these additional variable investment options in the future.

       Annual Fund Expenses and Notes to Annual Fund Expenses

     The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                                 -------------
                                                                                                  Total Fund         Total Fund
                                          Investment   Distribution and     Other Operating        Operating          Operating
                                          Management        Service          Expenses With       Expenses With     Expenses Absent
Fund Name                                    Fee         (12b-I) Fees        Reimbursement       Reimbursement      Reimbursement
---------                                 ----------   ----------------     ---------------      -------------     ---------------
John Hancock Declaration Trust
  (Note 1):
V.A. Sovereign Investors ................    0.60%           N/A                  0.12%              0.72%               0.72%

Franklin Templeton Variable
  Insurance Products Trust - Class 2
  Shares (Note 2):
Templeton International Securities ......    0.67%           0.25%                0.20%              1.12%               1.12%
Templeton Developing Markets
  Securities ............................    1.25%           0.25%                0.31%              1.81%               1.81%
                                                                                                 -------------

     (1) Percentages shown for the above John Hancock Declaration Trust fund reflects the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of eachsuch fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.
     (2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus.

Supplemental Examples

     The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

     If you "surrender" (turn in) a REVOLUTION Variable Annuity contract at the end of the applicable time period, you would pay:

     --------------------------------------------------------------------------------------
                                                    1 Year   3 Years   5 Years   10 Years
     --------------------------------------------------------------------------------------
        V.A. Sovereign Investors                     $ 83      $107     $ 132     $ 229
     --------------------------------------------------------------------------------------
        Templeton International Securities           $ 87      $119     $ 153     $ 270
     --------------------------------------------------------------------------------------
        Templeton Developing Markets Securities      $ 94      $139     $ 187     $ 336
     --------------------------------------------------------------------------------------

     If you begin receiving payments under one of our REVOLUTION Variable Anuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

     --------------------------------------------------------------------------------------
                                                    1 Year   3 Years   5 Years   10 Years
     --------------------------------------------------------------------------------------
        V.A. Sovereign Investors                     $ 20      $ 62     $ 106     $ 229
     --------------------------------------------------------------------------------------
        Templeton International Securities           $ 24      $ 74     $ 126     $ 270
     --------------------------------------------------------------------------------------
        Templeton Developing Markets Securities      $ 31      $ 94     $ 160     $ 336
     --------------------------------------------------------------------------------------


This supplement is accompanied with prospectuses dated May 1, 2001 for the John Hancock Declaration Funds - V.A. Sovereign Investors Fund, the Franklin Templeton Variable Insurance Products Trust - Templeton International Securities Fund (Class 2 Shares), and the Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund (Class 2 Shares). These prospectuses contain detailed information about the underlying fund for the additional variable investment options listed in this supplement. Be sure to read the prospectus before selecting the corresponding variable investment option.

Supplement to the Declaration Prospectus:

     Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

     ---------------------------------------------------------------------------
           Acquired Fund                 Acquiring Fund            Merger Date
     ---------------------------------------------------------------------------
        V.A. Core Equity              VST Growth & Income           12/7/01
     ---------------------------------------------------------------------------
        V.A. Bond                     VST Active Bond               12/7/01
     ---------------------------------------------------------------------------
        V.A. Money Market             VST Money Market             12/14/01
     ---------------------------------------------------------------------------

     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

Supplement to the VST Prospectus:

     On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("VST Plan") to merge their Fund with the VST "Acquiring Fund" shown. Under each Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

     ---------------------------------------------------------------------------
          Acquired Fund                    Acquiring Fund           Merger Date
     ---------------------------------------------------------------------------
     Large Cap Value CORE(SM) II       Large Cap Value CORE(SM)       12/19/01
     ---------------------------------------------------------------------------
     Mid Cap Blend                     Growth & Income                12/14/01
     ---------------------------------------------------------------------------
     Aggressive Balanced               Managed                        12/14/01
     ---------------------------------------------------------------------------
     Active Bond II                    Active Bond                    12/14/01
     ---------------------------------------------------------------------------

     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.

                       SUPPLEMENT DATED DECEMBER 14, 2001
                                       TO
                         PROSPECTUSES DATED MAY 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

 . Prospectuses dated May 1, 2001, as supplemented, for certain variable annuity contracts entitled "REVOLUTION ACCESS," "REVOLUTION EXTRA," or "REVOLUTION VALUE" issued by John Hancock Life Insurance Company ("John Hancock") or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses,

 . John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A.
   Core Equity, V.A. Bond and V.A. Money Market Funds ("Declaration Prospectus"), and

 . John Hancock Variable Series Trust I ("VST") prospectus dated May 1, 2001 for the Large Cap Value CORE/SM/ II, Mid Cap Blend, Aggressive Balanced and Active Bond II Funds ("VST Prospectus").

SUPPLEMENT TO THE PRODUCT PROSPECTUSES:

Discontinued Variable Investment Options

  Seven of the variable investment options under your variable annuity contract are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

     . V.A. Core Equity
     . V.A. Bond
     . V.A. Money Market
     . Large Cap Value CORE/SM/ II (formerly, "American Leaders Large Cap
       Value")
     . Mid Cap Blend
     . Aggressive Balanced
     . Active Bond II (formerly, "Core Bond")

   Any of your contract value in a discontinued variable investment option on the applicable Merger Date has been, or will be, transferred to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" on the following pages of this supplement.

   References in the Product Prospectuses to any of the discontinued variable investment options should be disregarded.

Additional Variable Investment Options

  If your contract was issued before May 1, 2001, your contract currently enables you to invest in three additional variable investment options:

VARIABLE INVESTMENT OPTION                        MANAGED BY
-------------------------------------------------------------------------------

  V.A. Sovereign Investors. . . . . . . . . . John Hancock Advisers, Inc.
  Templeton International Securities  . . . . Templeton Investment Counsel, Inc.
  Templeton Developing Markets Securities . . Templeton Asset Management, Ltd.
-------------------------------------------------------------------------------



PROD SUP-2A (12/01)

  If you select any of these additional variable investment options, we will invest your money in the corresponding fund of the John Hancock Declaration Trust or the Franklin Templeton Variable Insurance Products Trust (Class 2 Shares). In the Product Prospectuses, the term Series Funds includes Franklin Templeton Variable Insurance Products Trust, and the term funds includes the investment options of a Series Fund corresponding to the additional variable investment options.

  The additional variable investment options are each subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my contract's investment allocations?" beginning on page 18 of the prospectus.)

  We may modify or delete any of these additional variable investment options in the future.

  Annual Fund Expenses and Notes to Annual Fund Expenses

  The Annual Fund Expenses table beginning on page 5 of the prospectus, and the accompanying notes to the Annual Fund Expenses Table, are supplemented with the following information:

                                                                                      Total Fund        Total Fund
                                     Investment  Distribution and  Other Operating    Operating          Operating
                                     Management      Service        Expenses With    Expenses With    Expenses Absent
Fund Name                                Fee       (12b-1) Fees     Reimbursement    Reimbursement     Reimbursement
---------                            ----------  ----------------  ---------------  --------------  ------------------
JOHN HANCOCK DECLARATION TRUST
 (NOTE 1):
V.A. Sovereign Investors . . . . . .   0.60%           N/A              0.12%           0.72%             0.72%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST - CLASS 2
 SHARES  (NOTE 2):
Templeton International Securities .   0.67%          0.25%             0.20%           1.12%             1.12%
Templeton Developing Markets
 Securities  . . . . . . . . . . . .   1.25%          0.25%             0.31%           1.81%             1.81%


(1) Percentages shown for the above John Hancock Declaration Trust fund reflects the investment management fees currently payable and other fund expenses allocated in 2000. John Hancock Advisers, Inc. has agreed to limit temporarily other expenses of each such fund to 0.25% of the fund's average daily assets, at least until April 30, 2002.

(2) The Franklin Templeton Variable Insurance Products Trust funds' class 2 distribution plan or "rule 12b-1 plan" is described in the funds' prospectus.

Supplemental Examples

  The following tables supplement the examples contained in the prospectuses that show the current expenses you would pay, directly or indirectly, on a $1,000 investment allocated to a variable investment option, assuming a 5% annual return on assets (but not including any applicable premium taxes or any fees for optional riders). Actual expense may be greater or less than those shown.

   Supplemental Examples - REVOLUTION ACCESS

   If you "surrender" (turn in) a REVOLUTION ACCESS variable annuity contract at the end of the applicable time period, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $21      $65      $111     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $25      $77      $131     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $32      $97      $165     $346
--------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION ACCESS annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $21      $65      $111     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $25      $77      $131     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets
    Securities                              $32      $97      $165     $346
--------------------------------------------------------------------------------

   Supplemental Examples - REVOLUTION EXTRA

   If you "surrender" (turn in) a REVOLUTION EXTRA variable annuity contract at the end of the applicable time period, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $85      $130     $165     $247
--------------------------------------------------------------------------------
  Templeton International Securities        $89      $142     $187     $289
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $96      $164     $224     $358
--------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION EXTRA annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS   5 YEARS  10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $22      $ 67     $115     $247
--------------------------------------------------------------------------------
  Templeton International Securities        $26      $ 79     $136     $289
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $33      $101     $171     $358
--------------------------------------------------------------------------------

   Supplemental Examples - REVOLUTION VALUE

  If you "surrender" (turn in) a REVOLUTION VALUE variable annuity contract at the end of the applicable time period, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $84      $110     $137     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $88      $122     $158     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets Securities   $95      $142     $192     $346
--------------------------------------------------------------------------------

  If you begin receiving payments under one of our REVOLUTION VALUE annuity payment options at the end of the applicable time period, or if you do not surrender your contact, you would pay:

                                          1 YEAR   3 YEARS  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
  V.A. Sovereign Investors                  $21      $65      $111     $239
--------------------------------------------------------------------------------
  Templeton International Securities        $25      $77      $131     $280
--------------------------------------------------------------------------------
  Templeton Developing Markets
    Securities                              $32      $97      $165     $346
--------------------------------------------------------------------------------

Condensed Financial Information

   The following tables contain selected data to supplement the Condensed Financial Information table in the applicable prospectus for REVOLUTION ACCESS, REVOLUTION EXTRA or REVOLUTION VALUE variable annuity contracts.

   Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by John Hancock

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account H.

                                                                                      Period from
                                                                      Year Ended    August 10, 1999
                                                                     December 31,    to December 31,
                                                                         2000             1999
                                                                     ------------   ----------------
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $16.19          $15.78
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $15.94          $16.19
 Number of Accumulation Shares outstanding at end of period  . . .    1,008,781         146,207
TEMPLETON INTERNATIONAL  SECURITIES
 Accumulation share value (1):
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $11.02          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .       $10.63          $11.02
 Number of Accumulation Shares outstanding at end of period  . . .      502,345          33,891
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period . . . . . . . . . . . . . . . . . . . . . . .       $11.86          $10.00
  End of period  . . . . . . . . . . . . . . . . . . . . . . . . .        $7.96          $11.86
 Number of Accumulation Shares outstanding at end of period  . . .      397,174          33,609

   (1) Values shown for 2000 begin on November 1, 2000.

   Revolution Access, Revolution Extra and Revolution Value variable annuity contracts issued by JHVLICO

  The following selected data pertains to accumulation shares for the variable investment options held in John Hancock Variable Annuity Account JF:

                                                                                      Period from
                                                                      Year Ended    August 10, 1999
                                                                     December 31,    to December 31,
                                                                         2000             1999
                                                                     ------------   ----------------
V.A. SOVEREIGN INVESTORS
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .      $16.19           $15.78
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .      $15.94           $16.19
 Number of Accumulation Shares outstanding at end of period . . . .     507,785          130,910
TEMPLETON INTERNATIONAL SECURITIES
 Accumulation share value:
 Beginning of period  . . . . . . . . . . . . . . . . . . . . . . .      $11.02           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .      $10.63           $11.02
 Number of Accumulation Shares outstanding at end of period . . . .     304,284           30,062
TEMPLETON DEVELOPING MARKETS
 Accumulation share value:
 Beginning of period. . . . . . . . . . . . . . . . . . . . . . . .      $11.86           $10.00
  End of period . . . . . . . . . . . . . . . . . . . . . . . . . .       $7.96           $11.86
 Number of Accumulation Shares outstanding at end of period . . . .     149,334           13,735

  (1) Values shown for 2000 begin on November 1, 2000.

SUPPLEMENT TO THE DECLARATION PROSPECTUS:

  Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.


   Acquired Fund                 Acquiring Fund            Merger Date
--------------------------------------------------------------------------------
 V.A. Core Equity              VST Growth & Income            12/7/01
--------------------------------------------------------------------------------
 V.A. Bond                     VST Active Bond                12/7/01
--------------------------------------------------------------------------------
 V.A. Money Market             VST Money Market              12/14/01
--------------------------------------------------------------------------------

     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

SUPPLEMENT TO THE VST PROSPECTUS:

  On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("VST Plan") to merge
their Fund with the VST "Acquiring Fund" shown.  Under each   Plan, the assets
and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

   Acquired Fund                 Acquiring Fund            Merger Date
--------------------------------------------------------------------------------
 Large Cap Value CORE/SM/ II   Large Cap Value CORE/SM/      12/19/01
--------------------------------------------------------------------------------
 Mid Cap Blend                 Growth & Income               12/14/01
--------------------------------------------------------------------------------
 Aggressive Balanced           Managed                       12/14/01
--------------------------------------------------------------------------------
 Active Bond II                Active Bond                   12/14/01
--------------------------------------------------------------------------------

     Each Acquired Fund will cease operations after its Merger Date. Thereafter, references in the VST Prospectus to each Acquired Fund should be disregarded.












THIS SUPPLEMENT IS ACCOMPANIED WITH PROSPECTUSES DATED MAY 1, 2001 FOR THE JOHN HANCOCK DECLARATION FUNDS - V.A. SOVEREIGN INVESTORS FUND, THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON INTERNATIONAL SECURITIES FUND (CLASS 2 SHARES), AND THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND (CLASS 2 SHARES).   THESE
PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE ADDITIONAL VARIABLE INVESTMENT OPTIONS LISTED IN THIS SUPPLEMENT. BE SURE TO READ THE PROSPECTUS BEFORE SELECTING THE CORRESPONDING VARIABLE INVESTMENT OPTION.

                       SUPPLEMENT DATED DECEMBER 14, 2001
                                       TO
                         PROSPECTUSES DATED MAY 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

 .    Prospectuses dated May 1, 2001, as supplemented, for certain variable life insurance policies entitled "MAJESTIC VARIABLE ESTATE PROTECTION," "MAJESTIC VARIABLE ESTATE PROTECTION 98," "MAJESTIC VARIABLE UNIVERSAL LIFE," "MAJESTIC VARIABLE UNIVERSAL LIFE 98," "MEDALLION EXECUTIVE VARIABLE LIFE," "MEDALLION EXECUTIVE VARIABLE LIFE II," "MEDALLION EXECUTIVE VARIABLE LIFE III," "MEDALLION VARIABLE UNIVERSAL LIFE PLUS," "VARIABLE ESTATE PROTECTION," "VARIABLE ESTATE PROTECTION II," or "VARIABLE MASTER PLAN PLUS" that were issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company ("JHVLICO") on or before May 1, 2001 ("Product Prospectuses"). This supplement replaces the supplement dated May 1, 2001 to the Product Prospectuses.

 .    Prospectus dated May 1, 2001, as supplemented, for "MEDALLION VARIABLE
     UNIVERSAL LIFE EDGE" variable insurance policies that were issued by JHVLICO on or before May 1, 2001 ("MVL EDGE Prospectus"). This supplement replaces the supplement dated May 1, 2001 to the MVL Edge Prospectus.

 .    Prospectus dated May 1, 2001 for the John Hancock Variable Series Trust I -
     Large Cap Value CORE/SM/ II, Large/Mid Cap Value II and Active Bond II
     Funds ("VST Prospectus").

SUPPLEMENT TO THE PRODUCT PROSPECTUSES AND MVL EDGE PROSPECTUS:

     The next section, entitled "Discontinued Variable Investment Options," applies only to the Product Prospectuses. The section after that, entitled "Additional Variable Investment Option," applies to the Product Prospectuses and the MVL EDGE Prospectus.

Discontinued Variable Investment Options

     Three of the variable investment options under your policy are discontinued and not available as a result of a merger of the underlying fund. The discontinued variable investment options are:

     . Large Cap Value CORE/SM/ II
     . Large/Mid Cap Value II
     . Active Bond II

     Any of your contract value in a discontinued variable investment option has been, or will be, transferred on the applicable "Merger Date" to the variable investment option corresponding to an "Acquiring Fund." We describe the "Merger Date" and the "Acquiring Fund" in the following pages of this supplement.

     You should disregard references in the Product Prospectuses to the discontinued variable investment options.

Additional Variable Investment Option

     If your contract was issued before May 1, 2001, your contract enables you to invest in one additional variable investment option:

-----------------------------------------------------------------------------------------------------
VARIABLE INVESTMENT OPTION                               MANAGED BY
--------------------------                               ----------
Templeton International Securities . . . . . . . . . .   Templeton Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------


PROD SUP-3/6 (12/01)

     If you select this additional variable investment option, we will invest your money in the corresponding fund of the Franklin Templeton Variable Insurance Products Trust (the "VIP Trust"). In the prospectus, the term funds includes the investment options of the VIP Trust corresponding to the additional variable investment option shown above, and the term Series Funds includes the VIP Trust. This additional variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses and the MVL Edge Prospectus (including "How can I change my policy's investment allocations?" in the Basic Information section of the prospectus.)

     We may modify or delete this variable investment option in the future.

     Fund Expenses

     The following table supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses and the MVL Edge Prospectus after the question "What charges will the Series Funds deduct from my investment in the policy?"

                                                                                                                      Total Fund
                                                                                                      Total Fund       Operating
                                                     Investment  Distribution and  Other Operating    Operating        Expenses
                                                     Management      Service        Expenses With    Expenses With      Absent
Fund Name                                                Fee       (12b-1) Fees     Reimbursement    Reimbursement   Reimbursement
---------                                            ----------  ----------------  ---------------  --------------  --------------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
 TRUST - CLASS 2 SHARES  (NOTE 1):
Templeton International Securities . . . . . . . . .   0.67%          0.25%             0.20%           1.12%           1.12%


(1) The Franklin Templeton Variable Insurance Products Trust fund's class 2 distribution plan or "rule 12b-1 plan" is described in the fund's prospectus.

     THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS OF THE VIP TRUST DATED MAY 1, 2001 THAT CONTAINS DETAILED INFORMATION ABOUT THE UNDERLYING FUND FOR THE TEMPLETON INTERNATIONAL SECURITIES INVESTMENT OPTION. BE SURE TO READ THAT PROSPECTUS BEFORE SELECTING THE ADDITIONAL VARIABLE INVESTMENT OPTION.



 SUPPLEMENT TO THE VST PROSPECTUS:

     On December 13, 2001, shareholders of each "Acquired Fund" shown below approved a specific plan of reorganization and merger ("Plan") to merge their Fund with the VST "Acquiring Fund" shown. Under each Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

                    Acquired Fund                           Acquiring Fund             Merger Date
---------------------------------------------------------------------------------------------------
 Large Cap Value CORE/SM/ II                            Large Cap Value CORE/SM/        12/19/01
---------------------------------------------------------------------------------------------------
 Large/Mid Cap Value II                                 Large/Mid Cap Value             12/19/01
---------------------------------------------------------------------------------------------------
 Active Bond II                                         Active Bond                     12/14/01
---------------------------------------------------------------------------------------------------


     Each Acquired Fund will cease operations after its Merger Date. Thereafter, you should disregard references in the VST Prospectus to each Acquired Fund.

PROD SUP 3/6 (12/01)

                       Supplement dated December 19, 2001

                                       to

                         PROSPECTUSES dated May 1, 2001

This Supplement is intended to be distributed with the following prospectuses:

     . Prospectuses dated May 1, 2001, as supplemented, for certain variable life insurance policies entitled "FLEX-V1," "FLEX-V2" or "MEDALLION VARIABLE LIFE" that were issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company on or before May 1, 2001 ("Product Prospectuses").

     . John Hancock Variable Series Trust I prospectus dated May 1, 2001 for the Large/Mid Cap Value II Fund ("VST Prospectus").

Supplement to Product Prospectuses:

Discontinued Variable Investment Option

     On December 19, 2001, any of your contract value in the Large/Mid Cap Value II variable investment option was transferred to the variable investment option corresponding to the Large/Mid Cap Value Fund of the John Hancock Variable Series Trust I ("VST") in connection with a merger of of these two Funds.

     Thereafter, the Large/Mid Cap Value II variable investment option shown on page 1 of the Product Prospectuses has been discontinued and is no longer available.

     References in the Product Prospectuses to the Large/Mid Cap Value II variable investment option should be disregarded.

Additional Variable Investment Option

     Your contract currently enables you to invest in an additional variable investment option:

--------------------------------------------------------------------------------
Variable Investment Option                       Managed By
--------------------------                       ----------

     Large/Mid Cap Value..................... Wellington Management Company, LLP
--------------------------------------------------------------------------------

     If you select this additional variable investment option, we will invest your money in the corresponding fund of the VST. The term funds in the Product Prospectuses includes the fund of the John Hancock Variable Series Trust I corresponding to the additional variable investment option shown above. This additional variable investment option is subject to all the terms and conditions of the contracts and the procedures described in the Product Prospectuses (including "How can I change my policy's investment allocations?" in the Basic Information section of the Product Prospectuses.)

     We may modify or delete this additional variable investment option in the future.

      Fund Expenses

     The following table supplements the fund expense table, and the accompanying notes, that appear in the Basic Information section of the Product Prospectuses after the question "What charges will the Series Funds deduct from my investment in the policy?"

                                                                                         -------------
                                                                                          Total Fund      Total Fund
                                        Investment  Distribution and   Other Operating     Operating       Operating
                                        Management      Service         Expenses With    Expenses With  Expenses Absent
Fund Name                                  Fee        (12b-1) Fees      Reimbursement    Reimbursement   Reimbursement
---------                               ----------  ----------------   ---------------   -------------  ---------------
John Hancock Variable Series
  Trust I (Note 1):
Large/Mid Cap Value..............          0.95%           N/A               0.10%            1.05%           1.36%
                                                                                         -------------

     (1) Under its current investment management agreements with the VST, John Hancock Life Insurance Company reimburses the fund shown above when that fund's "other fund expenses" exceed 0.10% of the fund's average daily net assets.

This supplement is accompanied with a prospectus for the John Hancock Variable Series Trust I dated May 1, 2001 that contains detailed information about the underlying fund for the Large/Mid Cap Value investment option. Be sure to read that prospectus before selecting the corresponding investment option.



Supplement to the VST Prospectus:

     On December 13, 2001, shareholders of the Large/Mid Cap Value II Fund approved a plan of reorganization and merger ("Plan") to merge this Fund into the VST Large/Mid Cap Value Fund. Under the Plan, the assets and liabilities of the Large/Mid Cap Value II Fund were transferred to and assumed by the Large/Mid Cap Value Fund on December 19, 2001 ("Merger Date"). The VST Large/Mid Cap Value II Fund will cease operations after the Merger Date.

     References in the VST Prospectus to the VST Large/Mid Cap Value II Fund should be disregarded.

                       SUPPLEMENT DATED DECEMBER 14, 2001

                                       TO

                            PATRIOT VARIABLE ANNUITY,
                         JOHN HANCOCK DECLARATION FUNDS
                                       AND
                      JOHN HANCOCK VARIABLE SERIES TRUST I
                                  PROSPECTUSES

This Supplement is intended to be distributed with the following prospectuses:

     . Patriot Variable Annuity prospectuses dated May 1, 2001, as supplemented, ("Product Prospectuses") for Patriot variable annuity contracts issued by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company,

     . John Hancock Declaration Funds prospectus dated May 1, 2001 for the V.A. Core Equity, V.A. Bond, V.A. Money Market, V.A. Small Cap Growth, V.A. Mid Cap Growth, V.A. Large Cap Growth and V.A. High Yield Bond Funds ("Declaration Prospectus"), and

     . John Hancock Variable Series Trust I prospectus dated May 1, 2001 for the Large/Mid Cap Value II Fund ("VST Prospectus").

SUPPLEMENT TO PRODUCT PROSPECTUSES:

     Eight of the variable investment options shown on page 1 of the Product Prospectuses are discontinued and not available as a result of a merger of the underlying Fund. The discontinued variable investment options are:


     .    V.A. Core Equity
     .    V.A. Bond
     .    V.A. Money Market
     .    V.A. Small Cap Growth
     .    V.A. Mid Cap Growth
     .    V.A. Large Cap Growth
     .    V.A. High Yield
     .    Large/Mid Cap Value II

     Any of your contract value that was in a discontinued variable investment option has been, or will be, transferred on the applicable "Merger Date" to the variable investment option corresponding to an "Acquiring Fund" of John Hancock Variable Series Trust I ("VST") or John Hancock Declaration Funds. We describe the "Merger Date" and the "Acquiring Fund" for each of the discontinued variable investment options on the following page.

     References in the Product Prospectuses to the discontinued variable investment options should be disregarded.

PAT SUPP (12/01)

SUPPLEMENT TO THE DECLARATION PROSPECTUS:

     Shareholders of each of the following "Acquired Funds" have approved a specific plan of reorganization and merger ("Declaration Plan") to merge their Fund with the "Acquiring Fund" shown. Under each Declaration Plan, the assets and liabilities of the Acquired Fund were transferred to and assumed by the applicable Acquiring Fund on the Merger Date shown.

                    Acquired Fund                           Acquiring Fund              Merger Date
---------------------------------------------------------------------------------------------------------
  V.A. Core Equity                                       VST Growth & Income               12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Bond                                              VST Active Bond                   12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Money Market                                      VST Money Market                 12/14/01
---------------------------------------------------------------------------------------------------------
  V.A. Small Cap Growth                                  VST Small Cap Growth              12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Mid Cap Growth                                    VST Fundamental Growth            12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. Large Cap Growth                                  VST Growth & Income               12/7/01
---------------------------------------------------------------------------------------------------------
  V.A. High Yield Bond                                   V.A. Strategic Income            12/14/01
---------------------------------------------------------------------------------------------------------


     Each Declaration Acquired Fund ceased operations after its Merger Date. References in the Declaration Prospectus to each Acquired Fund should be disregarded.

SUPPLEMENT TO THE VST PROSPECTUS:

     On December 13, 2001, shareholders of the Large/Mid Cap Value II Fund approved a plan of reorganization and merger ("VST Plan") to merge this Fund into the VST Large/Mid Cap Value Fund ("VST Acquiring Fund"). Under the VST Plan, the assets and liabilities of the Large/Mid Cap Value II Fund will be transferred to and assumed by the VST Acquiring Fund on December 19, 2001 ("VST Merger Date"). The VST Large/Mid Cap Value II Fund will cease operations after this date.

     References in the VST Prospectus to the VST Large/Mid Cap Value II Fund should be disregarded after the VST Merger Date.